VARIABLE INTEREST ENTITIES (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
VARIABLE INTEREST ENTITIES
Total assets	$ 26,064,977		¥ 164,687,440		¥ 181,459,156
Total liabilities	152,882,056		908,423,767		1,064,334,300
Revenue	49,280	¥ 343,077	17,492,415	¥ 73,208,166
Net loss	(25,538,677)	(177,795,168)	(217,092,926)	(118,165,850)
Variable Interest Entity, Primary Beneficiary | Before elimination of intercompany balances and transactions
VARIABLE INTEREST ENTITIES
Total assets	21,634,593		80,531,978		150,615,709
Total liabilities	60,889,508		335,980,249		¥ 423,900,573
Revenue	26,160	182,119	16,567,372	19,995,118
Net loss	$ (7,421,574)	¥ (51,667,515)	¥ (49,024,050)	¥ (71,839,112)